US Bancorp Fund Services LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202




May 7, 2003



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: LKCM FUNDS
             File Nos. 811-8352 and  33-75116

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus dated May 1, 2003 that would have been filed under Rule 497(c), do not differ from the forms of prospectus contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 18 ("PEA No. 18") on May 1, 2003.

If you have any questions, regarding this filing, please call the undersigned at
(414) 765-5025.


                                                   Sincerely,

                                                   /s/ Elaine E. Richards, Esq.
                                                       ---------------------
                                                       Elaine E. Richards, Esq.